Income taxes - Reconciliation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Statutory tax rate in Finland	20.00%
Deferred tax assets and liabilities
Income tax expense at statutory rate	€ (437)	€ (385)	€ (149)
Permanent difference-revenue	87	47	90
Non-creditable withholding taxes	(72)	(37)	(37)
Income taxes for prior years	3	95	26
Effect of different tax rates of subsidiaries operating in other jurisdictions	(68)	(57)	(39)
Effect of deferred tax assets not recognized	(107)	(77)	(3,202)
Benefit arising from previously unrecognized deferred tax assets	2,646	187	105
Net decrease/(increase) in uncertain tax positions	9	(29)	(12)
Change in income tax rates	24	17	(12)
Income taxes on undistributed earnings	(59)	(33)	(26)
Total	2,026	(272)	€ (3,256)
Net income tax liability relating to uncertain tax positions	182	€ 192
Finland
Deferred tax assets and liabilities
Effect of deferred tax assets not recognized	€ (2,500)